IN-PROCESS                MMOT            TF              FINAL
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                        Rule 24f-2 Notice

                 MONEY MARKET OBLIGATIONS TRUST

                           (Fund Name)


                    Federated Investors Tower
               Pittsburgh, Pennsylvania 15222-3779

                      1933 Act No. 33-31602


  (i) fiscal period for which notice is filed July 31, 1995

 (ii) The number or amount of securities of the
      same class or series, if any, which had
      been registered under the Securities Act
      of 1933, other than pursuant to Rule 24f-2
      but which remained unsold at August 1, 1994,
      the beginning of the Registrant's fiscal
      period                               -0-

 (iii)                                  The number or amount
of securities, if
      any, registered during the fiscal period
      of this notice other than pursuant to
      Rule 24f-2                        507,379,462
507,379,462

 (iv) The number or amount of securities
      sold during the fiscal period of this
      notice
69,678,597,301

 (v)  The number or amount of securities sold
      during the fiscal period of this notice
      in reliance upon registration pursuant
      to Rule 24f-2 (see attached Computation
      of Fee)
69,171,217,839



  WITNESS the due execution hereof this 15th day of September, 1995.


                              By:  /s/J. Crilley Kelly
                                 J. Crilley Kelly
                                 Assistant Secretary

                       COMPUTATION OF FEE


1.   Actual aggregate sale price of Registrant's
  securities sold pursuant to Rule 24f-2 during
  the fiscal period for which the 24f-2 notice
  is filed (see Section v)
$69,171,217,839

2.   Reduced by the difference between:

  (a) actual aggregate redemption price
      of such securities redeemed by the
      issuer during the fiscal period for
      which the 24f-2 notice is filed         $64,262,157,537

  (b) actual aggregate redemption price
      of such redeemed securities
      previously applied by the issuer
      pursuant to Section 24e(2)(a) for
      the fiscal period for which the
      24f-2 notice is filed          -0-
$64,262,157,537

Total amount upon which the fee calculation specified
in Section 6(b) of the Securities Act of 1933 is based $
4,909,060,302

     FEE SUBMITTED (1/29 of 1% of Total amount)        $
1,692,779



                CONVERSION OF NET REDEMPTIONS ON
                   RULE 24f-2 NOTICE TO FILING
                        UNDER RULE 24e-2


When a negative amount appears on the line captioned "Total amount upon which the fee calculated specified in Section 6(b) of the Securities Act of 1933 is based", the following calculation should be made to determine the share information needed to file under Rule 24e-2:


Total redemptions (per annual report)
1,322,807
Less:  Line (v) - Rule 24f-2 Notice        18,398
Shares available to register under
     Rule 24e-2                        1,304,409(a)

Fund's Current Net Asset Value       $      9.87(b)

Multiply:  Shares available to register
under Rule 24e-2 by the fund's current
net asset value (a x b) to obtain Proposed
Maximum Aggregate Offering Price            $12,874,517